Leases - Finance lease income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finance leases
Finance income from net investment in lease	£ 10	£ 141
(Loss)/Profit on sales	£ (27)	£ 6